Share-Based Compensation (Summary Of Option Activity And Options Outstanding And Exercisable) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation [Abstract]
Options, Outstanding, beginning balance	2,680,493	2,793,476	2,515,566
Options, Granted	272,785	283,752	523,501
Options, Exercised	(120,880)	(279,270)	(101,903)
Options, Forfeited	(42,837)	(114,465)	(110,146)
Options, Expired	(5,200)	(3,000)	(33,542)
Options, Outstanding, ending balance	2,784,361	2,680,493	2,793,476
Vested or expected to be vested	2,758,689
Fully vested and exercisable	2,270,916
Weighted-Average Exercise Price, Outstanding, beginning of period	$ 40.01	$ 38.94	$ 38.42
Weighted-Average Exercise Price, Granted	$ 44.18	$ 42.12	$ 37.08
Weighted-Average Exercise Price, Exercised	$ 29.10	$ 29.17	$ 18.17
Weighted-Average Exercise Price, Forfeited	$ 42.78	$ 46.17	$ 43.08
Weighted-Average Exercise Price, Expired	$ 42.73	$ 19.24	$ 20.42
Weighted-Average Exercise Price, Outstanding, end of period	$ 40.84	$ 40.01	$ 38.94
Weighted-Average Exercise Price, Vested or expected to be vested	$ 40.83
Weighted-Average Exercise Price, Fully vested and exercisable	$ 40.60
Weighted-Average Remaining Contractual Terms (Years), Outstanding, beginning of period	5.6	6.0	6.1
Weighted-Average Remaining Contractual Terms (Years), Outstanding, end of period	5.1	5.6	6.0
Weighted-Average Remaining Contractual Terms (Years), Vested or expected to be vested	5.1
Weighted-Average Remaining Contractual Terms (Years), Exercisable	4.4
Total Intrinsic Value, Outstanding, beginning of period	$ 17,226,460	$ 13,272,319	$ 16,301,078
Total Intrinsic Value, Outstanding, end of period	5,947,355	17,226,460	13,272,319
Total Intrinsic Value, Vested or expected to be vested	5,923,768
Total Intrinsic Value, Fully vested and exercisable	$ 5,475,610